EMPLOYEE STOCK PLANS - Stock Option Activity (Details) $ / shares in Units, shares in Thousands	12 Months Ended
Sep. 27, 2019 USD ($) $ / shares shares
Options
Options, outstanding, beginning balance (in shares) | shares	2,011
Options, grants in period (in shares) | shares	297
Options, forfeitures and expirations in period (in shares) | shares	(4)
Options, exercises in period, value (in shares) | shares	(35)
Options, outstanding, ending balance (in shares) | shares	2,269
Options, exercisable (in shares) | shares	1,477
Weighted Average Exercise Price
Options, outstanding, weighted average exercise price, beginning (in USD per share)	$ 30.35
Options, grants in period, weighted average exercise price (in USD per share)	31.42
Options, forfeitures and expirations in period, weighted average exercise price (in USD per share)	31.08
Options, exercises in period, weighted average exercise price (in USD per share)	23.38
Options, outstanding, weighted average exercise price, ending (in USD per share)	30.60
Options, exercisable, weighted average exercise price (in USD per share)	$ 29.67
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, outstanding, weighted average remaining contractual term (in years)	4 years 1 month 6 days
Options, exercisable, weighted average remaining contractual term (in years)	3 years 4 months 24 days
Options, outstanding, intrinsic value | $	$ 1,220,300
Options, exercisable, intrinsic value | $	$ 1,220,300
Share price (in usd per share)	$ 28.28
Minimum
Price Range
Options, outstanding, price, beginning (in USD per share)	22.63
Options, grants in period, price (in USD per share)	31.42
Options, forfeitures and expirations in period, price (in USD per share)	31.08
Options, exercises in period, price (in USD per share)	22.84
Options, outstanding, price, ending (in USD per share)	22.63
Options, exercisable, price (in USD per share)	22.63
Maximum
Price Range
Options, outstanding, price, beginning (in USD per share)	37.60
Options, grants in period, price (in USD per share)	31.42
Options, forfeitures and expirations in period, price (in USD per share)	31.08
Options, exercises in period, price (in USD per share)	27.77
Options, outstanding, price, ending (in USD per share)	37.60
Options, exercisable, price (in USD per share)	$ 37.60